Financial instruments (Schedule of fair value measurement) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 270,989	$ 439,135	$ 396,146
Non-hedge derivative assets	7,430	2,736
Prepayment option - embedded derivative	0	49,754
Investments	11,158	15,669
Deferred Rosemont acquisition consideration	17,805	25,961
Finance leases	78,002	63,514	$ 81,947
Agreements with communities	33,947	41,912
Wheaton refund liability	5,424	0
Senior unsecured notes	1,239,018	1,277,124
Gold prepayment liability	140,008	137,031
Non-hedge derivative liabilities	12,451	15,312
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	270,989	439,135
Restricted cash	437	337
Trade and other receivables	172,890	114,381
Non-hedge derivative assets	7,430	2,736
Investments	11,158	15,669
Total financial assets	462,904	572,258
Trade and other payables	189,179	209,413
Deferred Rosemont acquisition consideration	27,518	25,961
Agreements with communities	33,947	41,912
Wheaton refund liability	5,424	0
Senior unsecured notes	1,239,018	1,277,124
Gold prepayment liability	140,008	137,031
Non-hedge derivative liabilities	12,451	15,312
Total financial liabilities	1,647,545	1,706,753
Carrying Amounts [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	270,989	439,135
Restricted cash	437	337
Trade and other receivables	172,890	114,381
Non-hedge derivative assets	7,430	2,736
Investments	11,158	15,669
Total financial assets	462,904	572,258
Trade and other payables	189,179	209,413
Deferred Rosemont acquisition consideration	27,518	25,961
Agreements with communities	36,273	40,787
Wheaton refund liability	5,424	0
Senior unsecured notes	1,185,805	1,139,695
Gold prepayment liability	140,008	137,031
Non-hedge derivative liabilities	12,451	15,312
Total financial liabilities	$ 1,596,658	$ 1,568,199